Contract Liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Contract Liabilities
36	CONTRACT LIABILITIES

2018
RMB million
Sales in advance of carriage	7,638
Frequent flyer program liabilities	2,046
Advance from customers	712

10,396

Current portion	8,811
Non-current portion	1,585